Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend 2020 Fund
December 31, 2023
Z20-NPRT3-0224
1.9884237.106
Domestic Equity Funds - 22.4%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	111,448	1,740,825
Fidelity Series Commodity Strategy Fund (a)	2,627	243,383
Fidelity Series Large Cap Growth Index Fund (a)	57,750	1,105,917
Fidelity Series Large Cap Stock Fund (a)	59,843	1,169,329
Fidelity Series Large Cap Value Index Fund (a)	141,523	2,083,218
Fidelity Series Small Cap Core Fund (a)	455	5,119
Fidelity Series Small Cap Opportunities Fund (a)	40,589	564,185
Fidelity Series Value Discovery Fund (a)	51,803	770,828
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,718,173)		7,682,804

International Equity Funds - 23.2%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	34,152	501,686
Fidelity Series Emerging Markets Fund (a)	63,708	538,969
Fidelity Series Emerging Markets Opportunities Fund (a)	124,518	2,157,905
Fidelity Series International Growth Fund (a)	72,640	1,244,322
Fidelity Series International Index Fund (a)	40,091	471,473
Fidelity Series International Small Cap Fund (a)	32,856	557,238
Fidelity Series International Value Fund (a)	106,727	1,245,500
Fidelity Series Overseas Fund (a)	95,941	1,244,349
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $7,201,123)		7,961,442

Bond Funds - 53.4%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	124,176	1,175,945
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	370,291	2,836,429
Fidelity Series Corporate Bond Fund (a)	234,647	2,186,910
Fidelity Series Emerging Markets Debt Fund (a)	22,904	177,506
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	6,199	58,085
Fidelity Series Floating Rate High Income Fund (a)	3,524	31,824
Fidelity Series Government Bond Index Fund (a)	345,907	3,199,643
Fidelity Series High Income Fund (a)	21,563	181,348
Fidelity Series International Credit Fund (a)	9	72
Fidelity Series International Developed Markets Bond Index Fund (a)	155,402	1,358,210
Fidelity Series Investment Grade Bond Fund (a)	321,466	3,246,803
Fidelity Series Investment Grade Securitized Fund (a)	242,116	2,183,885
Fidelity Series Long-Term Treasury Bond Index Fund (a)	281,409	1,649,057
Fidelity Series Real Estate Income Fund (a)	3,570	33,879
TOTAL BOND FUNDS (Cost $19,168,127)		18,319,596

Short-Term Funds - 1.0%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.43% (a)(b)	98,179	98,179
Fidelity Series Short-Term Credit Fund (a)	17	165
Fidelity Series Treasury Bill Index Fund (a)	25,221	250,694
TOTAL SHORT-TERM FUNDS (Cost $349,186)		349,038

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $33,436,609)	34,312,880
NET OTHER ASSETS (LIABILITIES) - 0.0%	(118)
NET ASSETS - 100.0%	34,312,762

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	1,096,072	434,154	352,123	27,546	(8,038)	5,880	1,175,945
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	3,715,860	387,400	1,068,526	91,544	(140,850)	(57,455)	2,836,429
Fidelity Series Blue Chip Growth Fund	2,182,739	167,779	1,134,291	10,586	174,744	349,854	1,740,825
Fidelity Series Canada Fund	668,562	62,630	268,391	16,561	(3,019)	41,904	501,686
Fidelity Series Commodity Strategy Fund	312,969	68,775	122,313	11,279	(15,117)	(931)	243,383
Fidelity Series Corporate Bond Fund	2,575,337	371,989	779,897	75,510	(34,413)	53,894	2,186,910
Fidelity Series Emerging Markets Debt Fund	217,445	18,328	66,156	9,637	(3,111)	11,000	177,506
Fidelity Series Emerging Markets Debt Local Currency Fund	73,664	5,228	22,328	2,897	1,393	128	58,085
Fidelity Series Emerging Markets Fund	443,103	243,485	162,429	12,923	(9,297)	24,107	538,969
Fidelity Series Emerging Markets Opportunities Fund	2,967,981	359,140	1,287,410	59,658	(16,939)	135,133	2,157,905
Fidelity Series Floating Rate High Income Fund	41,901	4,701	15,449	2,837	25	646	31,824
Fidelity Series Government Bond Index Fund	3,786,953	611,467	1,132,890	74,864	(39,808)	(26,079)	3,199,643
Fidelity Series Government Money Market Fund 5.43%	251,920	54,583	208,324	8,173	-	-	98,179
Fidelity Series High Income Fund	226,941	18,600	68,163	10,114	(2,917)	6,887	181,348
Fidelity Series International Credit Fund	67	3	-	3	-	2	72
Fidelity Series International Developed Markets Bond Index Fund	1,698,613	232,979	568,778	57,533	(16,055)	11,451	1,358,210
Fidelity Series International Growth Fund	1,551,725	144,273	549,102	15,982	36,624	60,802	1,244,322
Fidelity Series International Index Fund	643,390	53,755	255,294	13,170	19,779	9,843	471,473
Fidelity Series International Small Cap Fund	496,568	178,394	159,400	18,075	(767)	42,443	557,238
Fidelity Series International Value Fund	1,547,632	138,898	568,234	39,797	36,587	90,617	1,245,500
Fidelity Series Investment Grade Bond Fund	3,871,495	566,348	1,163,798	109,131	(46,768)	19,526	3,246,803
Fidelity Series Investment Grade Securitized Fund	2,655,110	355,967	800,061	71,946	(38,723)	11,592	2,183,885
Fidelity Series Large Cap Growth Index Fund	1,382,788	104,053	643,330	9,957	90,864	171,542	1,105,917
Fidelity Series Large Cap Stock Fund	1,513,961	130,598	610,876	66,579	34,066	101,580	1,169,329
Fidelity Series Large Cap Value Index Fund	2,825,268	295,897	1,171,053	84,134	9,070	124,036	2,083,218
Fidelity Series Long-Term Treasury Bond Index Fund	1,963,019	478,485	662,837	43,430	(79,068)	(50,542)	1,649,057
Fidelity Series Overseas Fund	1,550,149	147,688	548,218	20,344	41,055	53,675	1,244,349
Fidelity Series Real Estate Income Fund	78,843	4,709	49,438	2,888	(5,297)	5,062	33,879
Fidelity Series Short-Term Credit Fund	34,144	4,351	38,337	334	138	(131)	165
Fidelity Series Small Cap Core Fund	18,303	106	13,589	106	316	(17)	5,119
Fidelity Series Small Cap Opportunities Fund	691,884	61,443	261,617	6,024	7,783	64,692	564,185
Fidelity Series Treasury Bill Index Fund	615,779	153,070	517,482	19,424	(660)	(13)	250,694
Fidelity Series Value Discovery Fund	1,034,806	118,257	414,361	35,634	(4,936)	37,062	770,828
	42,734,991	5,977,533	15,684,495	1,028,620	(13,339)	1,298,190	34,312,880

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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